Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
ASSETS
Cash		¥ 240,520	$ 34,394	¥ 4,037,883
Short-term investment		573,650	82,031	661,824
Amounts due from the Group’s entities				3,216,456
Prepaid expenses and other current assets		27,604,037	3,947,325	26,863,500
Other non-current assets		407,133	58,219	4,931,108
Investment in subsidiaries		16,193,640	2,315,659	17,118,074
TOTAL ASSETS		45,018,980	6,437,628	56,828,845
LIABILITIES
Accrued expenses and other current liabilities		319,934	45,750	6,258
TOTAL LIABILITIES		319,934	45,750	6,258
SHAREHOLDERS’ EQUITY
Ordinary Shares, value	[1]	14,177	2,027	14,177
Additional paid-in capital		107,349,192	15,350,730	107,349,192
Share subscription receivable		(12,720)	(1,819)	(12,720)
Accumulated deficit		(61,193,004)	(8,750,483)	(49,761,797)
Accumulated other comprehensive loss		(1,458,599)	(208,577)	(766,265)
Total shareholders’ equity		44,699,046	6,391,878	56,822,587
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY		¥ 45,018,980	$ 6,437,628	¥ 56,828,845

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).